Subsidiaries and Non-controlling Interests - Summary of Detailed Information About Non Controlling Interests (Detail) - PT Bumi Cakrawala Perkasa [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Detailed Information About Non Controlling Interests [Line Items]
Carrying amount of BCP NCI acquired	$ (130)
Consideration paid/payable to BCP NCI	460
Decrease in equity attributable to owners of the Company	$ (590)